UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2009

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.39%

COMMON STOCKS 54.60%

Aerospace & Defense 1.28%

Hexcel Corp.*	300	$3,264,000
Honeywell International, Inc.	180	6,616,800
Lockheed Martin Corp.	50	3,749,000
Moog, Inc. Class A*	125	3,622,500

Total		17,252,300

Automobiles 0.58%

Honda Motor Co., Ltd. ADR	250	7,832,500

Beverages 0.67%

PepsiCo, Inc.	160	9,067,200

Biotechnology 1.51%

Amgen, Inc.*	85	5,077,900
BioMarin Pharmaceutical, Inc.*	200	3,294,000
Celgene Corp.*	165	8,608,050
Genzyme Corp.*	60	3,342,600

Total		20,322,550

Capital Markets 1.17%

Bank of New York Mellon Corp. (The)	220	6,514,200
BlackRock, Inc.	10	1,995,700
Northern Trust Corp.	75	4,384,500
T. Rowe Price Group, Inc.	65	2,945,800

Total		15,840,200

Chemicals 0.47%

Monsanto Co.	75	6,291,000

Commercial Banks 1.65%

PNC Financial Services Group, Inc. (The)	120	5,110,800
SunTrust Banks, Inc.	100	2,337,000
U.S. Bancorp	350	7,917,000
Wells Fargo & Co.	250	6,880,000

Total		22,244,800

Commercial Services & Supplies 0.26%

R.R. Donnelley & Sons Co.	200	3,568,000

Communications Equipment 1.42%

Corning, Inc.	150	2,262,000
JDS Uniphase Corp.*	300	2,061,000
Nokia Corp. ADR	329	4,607,889
QUALCOMM, Inc.	220	10,212,400

Total		19,143,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Shares (000)	Value
Computers & Peripherals 2.14%

Apple, Inc.*	60	$10,092,600
Hewlett-Packard Co.	250	11,222,500
International Business Machines Corp.	45	5,312,250
QLogic Corp.*	140	2,213,400

Total		28,840,750

Construction Materials 0.29%

Cemex SAB de CV ADR*	292	3,875,104

Distributors 0.55%

Genuine Parts Co.	200	7,408,000

Diversified Financials 2.44%

Capital One Financial Corp.	100	3,729,000
Charles Schwab Corp. (The)	125	2,257,500
JPMorgan Chase & Co.	500	21,730,000
State Street Corp.	100	5,248,000

Total		32,964,500

Diversified Telecommunication Services 4.18%

AT&T, Inc.	950	24,747,500
CenturyTel, Inc.	343	11,038,775
Qwest Communications International, Inc.	3,500	12,565,000
Verizon Communications, Inc.	150	4,656,000
Windstream Corp.	400	3,428,000

Total		56,435,275

Electric: Utilities 0.79%

TECO Energy, Inc.	200	2,664,000
UniSource Energy Corp.	275	8,041,000

Total		10,705,000

Electrical Equipment 0.46%

Emerson Electric Co.	170	6,267,900

Electronic Equipment, Instruments & Components 0.28%

FLIR Systems, Inc.*	165	3,798,300

Energy Equipment & Services 0.35%

Halliburton Co.	200	4,742,000

Food & Staples Retailing 2.47%

CVS Caremark Corp.	220	8,254,400
Ingles Markets, Inc. Class A	443	7,311,880
Kroger Co. (The)	125	2,698,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Shares (000)	Value
Food & Staples Retailing (continued)

SUPERVALU, INC.	165	$2,367,750
Wal-Mart Stores, Inc.	250	12,717,500

Total		33,350,280

Food Products 3.90%

Campbell Soup Co.	200	6,272,000
H.J. Heinz Co.	325	12,512,500
Kellogg Co.	358	16,877,056
Kraft Foods, Inc. Class A	600	17,010,000

Total		52,671,556

Hotels, Restaurants & Leisure 1.61%

Carnival Corp. Unit	120	3,510,000
Marriott International, Inc. Class A	221	5,277,928
McDonald’s Corp.	150	8,436,000
Starwood Hotels & Resorts Worldwide, Inc.	150	4,467,000

Total		21,690,928

Household Durables 0.97%

Snap-on, Inc.	350	13,062,000

Household Products 0.54%

Procter & Gamble Co. (The)	135	7,304,850

Industrial Conglomerates 0.73%

3M Co.	60	4,326,000
General Electric Co.	400	5,560,000

Total		9,886,000

Information Technology Services 0.69%

SAIC, Inc.*	500	9,245,000

Insurance 1.89%

ACE Ltd. (Switzerland)(a)	300	15,654,000
Aon Corp.	100	4,176,000
MetLife, Inc.	150	5,664,000

Total		25,494,000

Internet Software & Services 0.25%

Sohu.com, Inc. (China)*(a)	55	3,329,950

Machinery 1.04%

Actuant Corp. Class A	300	4,239,000
Danaher Corp.	120	7,285,200
Oshkosh Corp.	75	2,520,000

Total		14,044,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Shares (000)	Value
Media 0.41%

CCH I LLC Class A**~	68	$1,278,938
Walt Disney Co. (The)	165	4,296,600

Total		5,575,538

Metals & Mining 0.11%

Allegheny Technologies, Inc.	50	1,518,500

Multi-Line Retail 1.52%

J.C. Penney Co., Inc.	175	5,257,000
Kohl’s Corp.*	135	6,964,650
Target Corp.	175	8,225,000

Total		20,446,650

Multi-Utilities & Unregulated Power 0.30%

Ameren Corp.	150	4,045,500

Oil & Gas 6.67%

Chevron Corp.	367	25,688,962
ConocoPhillips	360	16,210,800
EOG Resources, Inc.	200	14,400,000
Exxon Mobil Corp.	150	10,372,500
Hess Corp.	128	6,460,343
Marathon Oil Corp.	125	3,858,750
Petroleo Brasileiro SA ADR	72	2,869,936
Transocean Ltd. (Switzerland)*(a)	100	7,584,000
XTO Energy, Inc.	65	2,509,000

Total		89,954,291

Pharmaceuticals 5.18%

Bristol-Myers Squibb Co.	550	12,171,500
Johnson & Johnson	175	10,577,000
Merck & Co., Inc.	127	4,125,096
Mylan, Inc.*	1,612	23,648,040
Pfizer, Inc.	800	13,360,000
Teva Pharmaceutical Industries Ltd. ADR	118	6,082,150

Total		69,963,786

Road & Rail 1.06%

Burlington Northern Santa Fe Corp.	100	8,302,000
Union Pacific Corp.	100	5,981,000

Total		14,283,000

Semiconductor Equipment & Products 0.33%

Intel Corp.	220	4,470,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Shares (000)	Value
Semiconductors & Semiconductor Equipment 0.59%

Broadcom Corp. Class A*	185	$5,263,250
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	251	2,688,364

Total		7,951,614

Software 3.35%

Adobe Systems, Inc.*	200	6,284,000
Citrix Systems, Inc.*	185	6,600,800
Intuit, Inc.*	165	4,582,050
Microsoft Corp.	700	17,255,000
Oracle Corp.	400	8,748,000
VMware, Inc. Class A*	50	1,771,500

Total		45,241,350

Specialty Retail 0.30%

Home Depot, Inc. (The)	150	4,093,500

Wireless Telecommunication Services 0.20%

DigitalGlobe, Inc.*	80	1,604,800
MetroPCS Communications, Inc.*	135	1,074,600

Total		2,679,400

Total Common Stocks (cost $751,867,151)		736,900,961

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 9.56%

Aerospace & Defense 0.57%

GenCorp, Inc.	2.25%	11/15/2024	$2,250	1,611,562
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	6,000	6,030,000

Total				7,641,562

Beverages 0.25%

Molson Coors Brewing Co.	2.50%	7/30/2013	3,000	3,356,250

Biotechnology 1.36%

BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	4,000	4,655,000
Gilead Sciences, Inc.	0.625%	5/1/2013	8,000	10,110,000
Millipore Corp.	3.75%	6/1/2026	3,500	3,526,250

Total				18,291,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building Products 0.44%

General Cable Corp.	1.00%	10/15/2012	$7,000	$5,941,250

Capital Markets 0.21%

Conseco, Inc. (Zero Coupon after 9/30/2010)(b)	3.50%	9/30/2035	3,850	2,882,688

Commercial Services & Supplies 0.30%

CRA International, Inc.	2.875%	6/15/2034	4,000	4,015,000

Communications Equipment 0.36%

Ciena Corp.	0.25%	5/1/2013	6,500	4,923,750

Computers & Peripherals 0.28%

SanDisk Corp.	1.00%	5/15/2013	5,000	3,762,500

Diversified Telecommunication Services 0.18%

Qwest Communications International, Inc.	3.50%	11/15/2025	2,500	2,487,500

Electrical Equipment 0.40%

Roper Industries, Inc.	Zero Coupon	1/15/2034	9,000	5,332,500

Electronic Equipment, Instruments & Components 0.33%

Itron, Inc.	2.50%	8/1/2026	4,000	4,410,000

Energy Equipment & Services 0.19%

SunPower Corp.	4.75%	4/15/2014	2,275	2,556,531

Healthcare Providers & Services 0.34%

Five Star Quality Care, Inc.	3.75%	10/15/2026	6,000	4,635,000

Information Technology Services 0.53%

Symantec Corp.	0.75%	6/15/2011	7,000	7,113,750

Internet Software & Services 0.40%

Equinix, Inc.	2.50%	4/15/2012	5,500	5,445,000

Media 0.18%

Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	4,000	2,405,000

Metals & Mining 0.88%

ArcelorMittal (Luxembourg)(a)	5.00%	5/15/2014	2,000	2,785,000
Newmont Mining Corp.	1.25%	7/15/2014	4,000	4,475,000
Newmont Mining Corp.	3.00%	2/15/2012	1,500	1,738,125
Placer Dome, Inc. (Canada)(a)	2.75%	10/15/2023	2,000	2,915,000

Total				11,913,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals 0.87%

Teva Pharmaceutical Finance Co. BV (Israel)(a)	1.75%	2/1/2026	$10,000	$11,787,500

Real Estate 0.22%

ProLogis	2.25%	4/1/2037	3,500	3,031,875

Semiconductor Equipment & Products 0.31%

Advanced Micro Devices, Inc.	5.75%	8/15/2012	5,150	4,165,063

Semiconductors & Semiconductor Equipment 0.34%

Intel Corp.	2.95%	12/15/2035	5,000	4,537,500

Software 0.62%

Cadence Design Systems, Inc.	1.375%	12/15/2011	3,000	2,591,250
EMC Corp.	1.75%	12/1/2011	5,000	5,837,500

Total				8,428,750

Total Convertible Bonds (cost $133,244,008)				129,063,344

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 5.09%

Commercial Banks 0.95%

Wells Fargo & Co.	7.50%		15	12,787,500

Diversified Financials 0.91%

AMG Capital Trust I	5.10%		150	4,912,500
Bank of America Corp.	7.25%		9	7,335,500

Total				12,248,000

Electric: Utilities 0.68%

CMS Energy Corp.	4.50%		70	5,082,000
FPL Group, Inc.	8.375%		80	4,130,000

Total				9,212,000

Food Products 1.07%

Archer Daniels Midland Co.	6.25%		200	7,720,000
Bunge Ltd.	4.875%		75	6,731,250

Total				14,451,250

Metals & Mining 0.14%

Freeport-McMoRan Copper & Gold, Inc.	6.75%		20	1,910,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Interest Rate		Shares (000)	Value
Oil & Gas 0.75%

El Paso Corp.	4.99%		12	$10,128,000

Pharmaceuticals 0.57%

Mylan, Inc.	6.50%		8	7,722,000

Thrifts & Mortgage Finance 0.02%

Fannie Mae	8.75%		100	299,000

Total Convertible Preferred Stocks (cost $76,966,870)				68,757,750

		Maturity Date	Principal Amount (000)
FLOATING RATE LOAN 0.24%

Diversified Financials

Nuveen Investments, Inc. Second Lien Term Loan(c) (cost $3,057,518)	12.50%	7/31/2015	$3,350	3,178,312

			Shares (000)	U.S. $ Value
FOREIGN COMMON STOCKS(d) 3.38%

China 0.45%

Transportation Infrastructure

China Zhongwang Holdings Ltd.*			5,640	6,134,073

France 0.44%

Commercial Banks

BNP Paribas SA			74	5,990,194

Germany 1.08%

Chemicals 0.28%

BASF SE			72	3,777,012

Diversified Telecommunication Services 0.34%

Deutsche Telekom AG Registered Shares			346	4,595,316

Household Products 0.46%

Henkel KGaA			183	6,141,775

Total Germany				14,514,103

Greece 0.32%

Commercial Banks

National Bank of Greece SA*			136	4,256,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Shares (000)	U.S. $ Value
Switzerland 1.09%

Food Products 0.53%

Nestle SA Registered Shares	172	$7,163,602

Pharmaceuticals 0.56%

Roche Holding Ltd. AG	48	7,580,732

Total Switzerland		14,744,334

Total Foreign Common Stocks (cost $48,501,929)		45,639,655

	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.04%
Federal National Mortgage Assoc. (cost $13,579,444)	5.50%	6/1/2036	$13,396	13,987,258

HIGH YIELD CORPORATE BONDS 24.46%

Air Freight & Couriers 0.17%

Park-Ohio Industries, Inc.	8.375%	11/15/2014	3,700	2,354,125

Auto Components 0.09%

Cooper-Standard Automotive, Inc.(e)	8.375%	12/15/2014	3,500	210,000
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	950	1,018,875

Total				1,228,875

Beverages 0.84%

Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	2,500	2,932,255
Constellation Brands, Inc.	7.25%	5/15/2017	1,500	1,458,750
Constellation Brands, Inc.	8.125%	1/15/2012	4,000	4,020,000
PepsiCo, Inc.	7.90%	11/1/2018	2,300	2,905,673

Total				11,316,678

Chemicals 0.50%

Dow Chemical Co. (The)	8.55%	5/15/2019	2,500	2,727,690
Equistar Chemicals LP(e)	7.55%	2/15/2026	3,000	1,035,000
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	6,500	3,022,500

Total				6,785,190

Commercial Banks 0.18%

Bank of America Corp.	5.75%	12/1/2017	2,500	2,435,780

Commercial Services & Supplies 0.67%

Allied Waste North America, Inc.	7.25%	3/15/2015	5,475	5,714,159
Bunge NA Finance LP	5.90%	4/1/2017	1,625	1,558,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Services & Supplies (continued)

CGG Veritas (France)(a)	7.75%	5/15/2017	$1,925	$1,828,750

Total				9,101,664

Communications Equipment 0.26%

Hughes Network Systems LLC	9.50%	4/15/2014	3,500	3,570,000

Construction & Engineering 0.08%

K. Hovnanian Enterprises, Inc.	11.50%	5/1/2013	1,175	1,142,688

Consumer Finance 0.76%

American Express Credit Corp.	7.30%	8/20/2013	5,000	5,485,220
Ford Motor Credit Co. LLC	7.375%	10/28/2009	2,000	2,000,244
Ford Motor Credit Co. LLC	8.00%	6/1/2014	3,000	2,766,351

Total				10,251,815

Containers & Packaging 1.16%

Ball Corp.	7.375%	9/1/2019	4,350	4,360,875
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	6,000	5,190,000
Graphic Packaging International Corp.	9.50%	8/15/2013	3,400	3,425,500
Sealed Air Corp.†	7.875%	6/15/2017	2,500	2,629,242

Total				15,605,617

Diversified Financials 1.30%

Ashtead Capital, Inc.†	9.00%	8/15/2016	2,025	1,787,063
CIT Group, Inc.	5.20%	11/3/2010	725	436,148
New York City Industrial Development Agency†	11.00%	3/1/2029	2,800	2,913,428
Raymond James Financial, Inc.	8.60%	8/15/2019	2,500	2,631,880
RBS Global & Rexnord Corp.	8.875%	9/1/2016	3,000	2,422,500
RBS Global & Rexnord Corp.	9.50%	8/1/2014	3,500	3,237,500
RBS Global & Rexnord Corp.	11.75%	8/1/2016	3,000	2,535,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	1,500	1,635,000

Total				17,598,519

Diversified Telecommunication Services 1.88%

Cincinnati Bell, Inc.	7.00%	2/15/2015	10,000	9,450,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	7,500	7,603,125
Syniverse Technologies, Inc.	7.75%	8/15/2013	5,000	4,650,000
Windstream Corp.	7.00%	3/15/2019	4,000	3,680,000

Total				25,383,125

Electric: Utilities 3.01%

Black Hills Corp.	9.00%	5/15/2014	3,650	4,113,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Utilities (continued)

Central Illinois Light Co.	8.875%	12/15/2013	$3,000	$3,428,595
Commonwealth Edison Co.	5.80%	3/15/2018	8,500	9,165,771
Edison Mission Energy	7.00%	5/15/2017	3,000	2,306,250
Edison Mission Energy	7.75%	6/15/2016	7,025	5,760,500
Illinois Power Co.	9.75%	11/15/2018	5,000	6,179,455
Northeast Utilities	5.65%	6/1/2013	3,500	3,610,849
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	9,000	6,007,500

Total				40,572,517

Electrical Equipment 0.33%

Baldor Electric Co.	8.625%	2/15/2017	4,500	4,500,000

Electronic Equipment, Instruments & Components 0.84%

Emerson Electric Co.	5.25%	10/15/2018	5,000	5,407,795
L-3 Communications Corp.	7.625%	6/15/2012	3,500	3,552,500
Roper Industries, Inc.	6.625%	8/15/2013	2,225	2,382,652

Total				11,342,947

Energy Equipment & Services 0.05%

Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	700	644,000

Food Products 0.49%

General Mills, Inc.	5.20%	3/17/2015	3,800	4,095,230
Wendy’s/Arby’s Restaurants LLC†	10.00%	7/15/2016	2,500	2,575,000

Total				6,670,230

Healthcare Equipment & Supplies 0.95%

Bio-Rad Laboratories, Inc.†	8.00%	9/15/2016	3,000	3,067,500
Biomet, Inc.	10.00%	10/15/2017	3,000	3,165,000
HCA, Inc.	9.125%	11/15/2014	6,450	6,530,625

Total				12,763,125

Healthcare Providers & Services 1.04%

Community Health Systems	8.875%	7/15/2015	7,000	7,061,250
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,368,750
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	3,560,000

Total				13,990,000

Hotels, Restaurants & Leisure 0.87%

Gaylord Entertainment Co.	8.00%	11/15/2013	2,000	1,835,000
Hyatt Hotels Corp.†	5.75%	8/15/2015	1,750	1,775,373
McDonald’s Corp.	5.00%	2/1/2019	2,800	2,966,967
River Rock Entertainment Authority	9.75%	11/1/2011	1,700	1,504,500
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	3,550	3,550,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hotels, Restaurants & Leisure (continued)

Station Casinos, Inc.(e)	6.50%	2/1/2014	$4,000	$160,000

Total				11,791,840

Household Durables 0.43%

Beazer Homes USA, Inc.	8.625%	5/15/2011	900	760,500
Lennar Corp.†	12.25%	6/1/2017	2,500	2,900,000
Whirlpool Corp.	8.60%	5/1/2014	2,000	2,198,670

Total				5,859,170

Independent Power Producers & Energy Traders 1.44%

AES Corp. (The)	8.00%	10/15/2017	4,750	4,571,875
Dynegy Holdings, Inc.	8.375%	5/1/2016	8,000	6,520,000
Mirant Americas Generation LLC	9.125%	5/1/2031	7,000	5,425,000
NRG Energy, Inc.	7.25%	2/1/2014	3,000	2,925,000

Total				19,441,875

Information Technology Services 0.26%

SunGard Data Systems, Inc.	9.125%	8/15/2013	3,500	3,482,500

Leisure Equipment & Products 0.40%

Expedia, Inc.†	8.50%	7/1/2016	2,250	2,289,375
Speedway Motorsports, Inc.†	8.75%	6/1/2016	3,000	3,105,000

Total				5,394,375

Media 1.18%

Affinion Group, Inc.	11.50%	10/15/2015	2,500	2,412,500
Barrington Broadcasting Group LLC	10.50%	8/15/2014	3,125	1,140,625
CBS Corp.	8.875%	5/15/2019	2,500	2,693,228
CCH I LLC	11.75%	5/15/2014	3,500	48,125
CCH I LLC/CCH I Capital Corp.	11.00%	10/1/2015	3,000	435,000
DirecTV Holdings LLC	7.625%	5/15/2016	2,000	2,115,000
Mediacom Broadband LLC	8.50%	10/15/2015	4,175	4,101,937
Mediacom Communications Corp.†	9.125%	8/15/2019	1,500	1,492,500
WMG Acquisition Corp.†	9.50%	6/15/2016	1,420	1,476,800

Total				15,915,715

Metals & Mining 0.86%

Aleris International, Inc.(e)	10.00%	12/15/2016	1,800	13,500
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	5,000	5,219,790
Noranda Aluminum Acquisition Corp. PIK	5.413%	5/15/2015	5,184	3,187,929
Teck Resources Ltd. (Canada)(a)	9.75%	5/15/2014	3,000	3,255,000

Total				11,676,219

Multi-Utilities & Unregulated Power 0.58%

NiSource Finance Corp.	10.75%	3/15/2016	3,000	3,517,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-Utilities & Unregulated Power (continued)

Williams Cos., Inc. (The)	8.125%	3/15/2012	$3,960	$4,255,693

Total				7,773,472

Oil & Gas 1.82%

Cameron International Corp.	6.375%	7/15/2018	1,040	1,071,826
Chesapeake Energy Corp.	7.25%	12/15/2018	2,000	1,840,000
Chesapeake Energy Corp.	7.625%	7/15/2013	4,935	4,860,975
El Paso Corp.	7.00%	6/15/2017	1,325	1,252,006
El Paso Corp.	7.25%	6/1/2018	3,300	3,142,356
Forest Oil Corp.	7.25%	6/15/2019	2,000	1,890,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	4,300	4,063,500
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	2,000	2,110,708
Williams Cos., Inc. (The)	7.875%	9/1/2021	4,000	4,339,872

Total				24,571,243

Personal Products 0.21%

Elizabeth Arden, Inc.	7.75%	1/15/2014	3,000	2,775,000

Pharmaceuticals 0.34%

Abbott Laboratories	5.125%	4/1/2019	1,225	1,300,139
Warner Chilcott Corp.	8.75%	2/1/2015	3,250	3,250,000

Total				4,550,139

Real Estate Investment Trusts 0.18%

Host Hotels & Resorts LP	6.375%	3/15/2015	2,525	2,379,813

Semiconductor Equipment & Products 0.09%

Analog Devices, Inc.	5.00%	7/1/2014	1,125	1,168,126

Semiconductors & Semiconductor Equipment 0.23%

Advanced Micro Devices, Inc.	7.75%	11/1/2012	3,675	3,059,438

Specialty Retail 0.21%

Brookstone Co., Inc.	12.00%	10/15/2012	2,000	830,000
Limited Brands, Inc.†	8.50%	6/15/2019	2,000	2,029,402

Total				2,859,402

Textiles & Apparel 0.15%

Levi Strauss & Co.	9.75%	1/15/2015	2,000	2,055,000

Thrifts & Mortgage Finance 0.00%

Washington Mutual Bank(e)	6.875%	6/15/2011	4,350	16,313

Wireless Telecommunication Services 0.61%

MetroPCS Wireless, Inc.	9.25%	11/1/2014	4,000	3,945,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND (formerly, America’s Value Fund) August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wireless Telecommunication Services (continued)

Sprint Capital Corp.	6.90%	5/1/2019	$5,000	$4,225,000

Total				8,170,000

Total High Yield Corporate Bonds (cost $360,296,037)				330,196,535

NON-CONVERTIBLE PREFERRED STOCK 0.02%

Thrifts & Mortgage Finance

Fannie Mae* (cost $3,071,479)	Zero Coupon		122	244,600

Total Long-Term Investments (cost $1,390,584,436)				1,327,968,415

SHORT-TERM INVESTMENT 1.12%

Repurchase Agreement

Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $280,000 of Federal National Mortgage Assoc. at Zero Coupon due 12/1/2009 and $15,180,000 of U.S. Treasury Bill at 0.35% due 12/31/2009; value: $15,450,752; proceeds: $15,145,164 (cost $15,145,160)			15,145	15,145,160

Total Investments in Securities 99.51% (cost $1,405,729,596)				1,343,113,575

Foreign Cash and Other Assets in Excess of Liabilities 0.49%				6,585,714

Net Assets 100.00%				$1,349,699,289

ADR American Depositary Receipt.

PIK Payment-in-kind.

Unit More than one class of securities traded together.

*	Non-income producing security.
**	Restricted security. The Fund acquired 68,210 shares in a private placement on June 11, 2009 for a cost of $1,278,938. The fair value per share on August 31, 2009 is $18.75.
~	Fair valued security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	The issuer will pay interest on the bonds at a rate of 3.50% until September 30, 2010. Beginning October 1, 2010, the bonds will be subject to daily accretion of the principal amount at the rate of 3.50% per year.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by major United States banks.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Defaulted security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND (formerly, Large Cap Core Fund) August 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 99.53%

Aerospace 1.80%

Boeing Co. (The)	10,596	$526
Lockheed Martin Corp.	51,690	3,876
Raytheon Co.	40,600	1,916
United Technologies Corp.	182,600	10,839

Total		17,157

Asset Management & Custodian 3.80%

BlackRock, Inc.	19,400	3,872
Franklin Resources, Inc.	51,000	4,760
State Street Corp.	321,100	16,851
T. Rowe Price Group, Inc.	235,600	10,677

Total		36,160

Banks: Diversified 6.19%

Bank of America Corp.	1,005,548	17,688
Fifth Third Bancorp	447,500	4,896
PNC Financial Services Group, Inc. (The)	230,800	9,830
Regions Financial Corp.	166,100	973
SunTrust Banks, Inc.	87,400	2,043
U.S. Bancorp	350,400	7,926
Wells Fargo & Co.	568,500	15,645

Total		59,001

Beverage: Soft Drinks 1.31%

Coca-Cola Co. (The)	143,600	7,003
PepsiCo, Inc.	96,300	5,457

Total		12,460

Biotechnology 3.01%

Amgen, Inc.*	229,700	13,722
Baxter International, Inc.	50,587	2,879
Celgene Corp.*	91,700	4,784
Genzyme Corp.*	92,900	5,175
Myriad Genetics, Inc.*	69,400	2,122

Total		28,682

Casinos & Gambling 0.80%

International Game Technology	365,200	7,640

Chemical: Diversified 1.77%

Celanese Corp. Series A	35,900	914
Dow Chemical Co. (The)	471,500	10,038
E.I. du Pont de Nemours & Co.	113,500	3,624
Praxair, Inc.	29,700	2,276

Total		16,852

Communications Technology 3.13%

Cisco Systems, Inc.*	667,700	14,422
QUALCOMM, Inc.	331,300	15,379

Total		29,801

Computer Services, Software & Systems 6.49%

Adobe Systems, Inc.*	250,053	7,857
ANSYS, Inc.*	76,500	2,688
Citrix Systems, Inc.*	50,534	1,803
Google, Inc. Class A*	35,700	16,482
Microsoft Corp.	784,000	19,326
Oracle Corp.	255,000	5,577
VMware, Inc. Class A*	145,900	5,169
Yahoo!, Inc.*	201,000	2,937

Total		61,839

Computer Technology 4.46%

Apple, Inc.*	119,200	20,051
Hewlett-Packard Co.	336,413	15,102
International Business Machines Corp.	62,300	7,355

Total		42,508

Copper 0.33%

Freeport-McMoRan Copper & Gold, Inc.	50,265	3,166

Diversified Financial Services 7.94%

Bank of New York Mellon Corp. (The)	325,918	9,650
Capital One Financial Corp.	105,100	3,919
Goldman Sachs Group, Inc. (The)	138,100	22,850
JPMorgan Chase & Co.	576,428	25,052
Morgan Stanley	488,300	14,141

Total		75,612

Diversified Manufacturing Operations 1.02%

Eaton Corp.	76,800	4,143
Honeywell International, Inc.	151,500	5,569

Total		9,712

Diversified Media 0.60%

Time Warner, Inc.	203,800	5,688

Diversified Retail 8.59%

Bed Bath & Beyond, Inc.*	150,000	5,472
Best Buy Co., Inc.	301,400	10,935
Dick’s Sporting Goods, Inc.*	532,508	11,933
Home Depot, Inc. (The)	372,000	10,152
J.C. Penney Co., Inc.	221,400	6,651
Kohl’s Corp.*	265,800	13,713
Macy’s, Inc.	98,700	1,532
Target Corp.	355,300	16,699
Wal-Mart Stores, Inc.	93,000	4,731

Total		81,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND (formerly, Large Cap Core Fund) August 31, 2009

Investments	Shares	Value (000)
Drug & Grocery Store Chains 0.35%

CVS Caremark Corp.	89,448	$3,356

Electronic Components 0.49%

Corning, Inc.	310,203	4,678

Electronic Entertainment 1.86%

Activision Blizzard, Inc.*	1,055,126	12,250
Electronic Arts, Inc.*	297,600	5,422

Total		17,672

Entertainment 0.42%

Walt Disney Co. (The)	154,237	4,016

Fertilizers 3.41%

Monsanto Co.	271,300	22,757
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	109,500	9,692

Total		32,449

Financial Data & Systems 0.30%

MasterCard, Inc. Class A	13,900	2,817

Foods 0.71%

Kellogg Co.	51,800	2,439
Kraft Foods, Inc. Class A	151,300	4,289

Total		6,728

Fruit & Grain Processing 0.15%

Archer Daniels Midland Co.	51,200	1,476

Gold 0.82%

Barrick Gold Corp. (Canada)(a)	224,400	7,787

Healthcare Services 1.13%

Express Scripts, Inc.*	132,900	9,598
Medco Health Solutions, Inc.*	20,902	1,154

Total		10,752

Hotel/Motel 3.16%

Marriott International, Inc. Class A	560,467	13,395
Starwood Hotels & Resorts Worldwide, Inc.	213,800	6,367
Wynn Resorts Ltd.*	190,800	10,328

Total		30,090

Insurance: Life 0.50%

Prudential Financial, Inc.	93,900	4,749

Insurance: Multi-Line 1.11%

MetLife, Inc.	278,900	10,531

Leisure Time 1.14%

Carnival Corp. Unit	318,300	9,310
Royal Caribbean Cruises Ltd.	79,100	1,509

Total		10,819

Medical & Dental Instruments & Supplies 0.27%

St. Jude Medical, Inc.*	66,900	2,578

Medical Services 0.37%

Quest Diagnostics, Inc.	65,856	3,554

Metal Fabricating 0.82%

Precision Castparts Corp.	85,900	7,841

Oil: Crude Producers 3.64%

Apache Corp.	108,300	9,200
Continental Resources, Inc.*	81,200	2,866
Devon Energy Corp.	71,561	4,392
EOG Resources, Inc.	44,600	3,211
Occidental Petroleum Corp.	84,900	6,206
Range Resources Corp.	37,600	1,819
Southwestern Energy Co.*	84,600	3,118
XTO Energy, Inc.	100,350	3,874

Total		34,686

Oil: Integrated 6.35%

Chevron Corp.	125,400	8,770
ConocoPhillips	87,300	3,931
Exxon Mobil Corp.	288,715	19,965
Hess Corp.	216,300	10,943
Marathon Oil Corp.	35,800	1,105
Suncor Energy, Inc. (Canada)(a)	159,793	4,896
Valero Energy Corp.	126,400	2,369
Weatherford International Ltd. (Switzerland)*(a)	428,400	8,547

Total		60,526

Oil Well Equipment & Services 2.02%

Schlumberger Ltd.	274,400	15,421
Smith International, Inc.	139,300	3,841

Total		19,262

Personal Care 1.86%

Colgate-Palmolive Co.	93,055	6,765
Procter & Gamble Co. (The)	201,497	10,903

Total		17,668

Pharmaceuticals 5.68%

Abbott Laboratories	198,800	8,992
Gilead Sciences, Inc.*	150,924	6,801
Johnson & Johnson	203,200	12,281
Merck & Co., Inc.	377,100	12,229
Pfizer, Inc.	567,600	9,479
Vertex Pharmaceuticals, Inc.*	116,100	4,343

Total		54,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND (formerly, Large Cap Core Fund) August 31, 2009

Investments	Shares	Value (000)
Railroads 2.70%

Burlington Northern Santa Fe Corp.	159,000	$13,200
Union Pacific Corp.	208,800	12,488

Total		25,688

Restaurants 0.49%

Darden Restaurants, Inc.	86,200	2,839
Wendy’s/Arby’s Group, Inc. Class A	362,900	1,829

Total		4,668

Scientific Instruments: Control & Filter 0.73%

Parker Hannifin Corp.	142,300	6,924

Scientific Instruments: Electrical 0.20%

Emerson Electric Co.	52,878	1,950

Securities Brokerage & Services 0.43%

Charles Schwab Corp. (The)	225,400	4,071

Semiconductors & Components 2.79%

Broadcom Corp. Class A*	67,600	1,923
Intel Corp.	726,700	14,767
Micron Technology, Inc.*	412,200	3,038
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	258,988	2,771
Texas Instruments, Inc.	166,200	4,087

Total		26,586

Steel 0.30%

United States Steel Corp.	65,100	2,850

Telecommunications Equipment 0.35%

Nokia Corp. ADR	236,500	3,313

Textiles Apparel & Shoes 0.43%

Coach, Inc.	144,044	4,075

Tobacco 0.63%

Altria Group, Inc.	124,200	2,270
Philip Morris International, Inc.	81,200	3,712

Total		5,982

Utilities: Electrical 0.90%

Dominion Resources, Inc.	86,800	2,871
FPL Group, Inc.	61,232	3,440
Progress Energy, Inc.	58,000	2,293

Total		8,604

Utilities: Miscellaneous 0.25%

Comcast Corp. Class A	163,460	2,385

Utilities: Telecommunications 1.53%

AT&T, Inc.	402,202	10,477
Verizon Communications, Inc.	132,300	4,107

Total		14,584

Total Common Stocks (cost $888,589,677)		947,936

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.69%

Repurchase Agreement

Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $6,725,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $6,721,638; proceeds: $6,589,202 (cost $6,589,200)	$6,589	6,589

Total Investments in Securities 100.22% (cost $895,178,877)		954,525

Liabilities in Excess of Other Assets (0.22%)		(2,061)

Net Assets 100.00%		$952,464

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 99.74%

Advertising Agencies 0.62%

Lamar Advertising Co. Class A*	152,884	$3,500

Aerospace 0.62%

Rockwell Collins, Inc.	75,441	3,473

Asset Management & Custodian 4.27%

Affiliated Managers Group, Inc.*	62,553	4,087
BlackRock, Inc.	26,787	5,346
State Street Corp.	116,366	6,107
T. Rowe Price Group, Inc.	186,038	8,431

Total		23,971

Auto Services 0.79%

Goodyear Tire & Rubber Co. (The)*	267,780	4,416

Banks: Diversified 2.40%

City National Corp.	89,178	3,523
Fifth Third Bancorp	260,439	2,849
KeyCorp	593,950	3,956
SunTrust Banks, Inc.	134,552	3,144

Total		13,472

Beverage: Soft Drinks 0.69%

Coca-Cola Enterprises, Inc.	192,538	3,891

Biotechnology 2.61%

Alexion Pharmaceuticals, Inc.*	70,452	3,180
Genzyme Corp.*	44,203	2,463
Human Genome Sciences, Inc.*	60,700	1,201
Life Technologies Corp.*	66,289	2,952
Myriad Genetics, Inc.*	39,887	1,219
Onyx Pharmaceuticals, Inc.*	43,857	1,406
OSI Pharmaceuticals, Inc.*	65,985	2,205

Total		14,626

Casinos & Gambling 2.56%

International Game Technology	302,847	6,336
MGM Mirage*	384,401	3,256
Penn National Gaming, Inc.*	87,154	2,546
WMS Industries, Inc.*	52,299	2,214

Total		14,352

Chemical: Diversified 1.26%

Airgas, Inc.	55,526	2,582
Celanese Corp. Series A	175,562	4,472

Total		7,054

Coal 1.01%

CONSOL Energy, Inc.	151,162	5,655

Commercial Services 1.17%

Iron Mountain, Inc.*	78,658	2,304
Robert Half International, Inc.	161,201	4,238

Total		6,542

Communications Technology 0.65%

Juniper Networks, Inc.*	156,928	3,620

Computer Services, Software & Systems 6.97%

3PAR, Inc.*	273,747	2,420
ANSYS, Inc.*	131,925	4,636
BMC Software, Inc.*	31,401	1,119
Citrix Systems, Inc.*	152,280	5,433
Cognizant Technology Solutions Corp. Class A*	234,231	8,170
Equinix, Inc.*	56,538	4,764
F5 Networks, Inc.*	48,954	1,688
Intuit, Inc.*	146,655	4,073
McAfee, Inc.*	106,768	4,247
VMware, Inc. Class A*	72,048	2,553

Total		39,103

Computer Technology 3.42%

NetApp, Inc.*	316,435	7,199
NVIDIA Corp.*	396,747	5,761
Palm, Inc.*	160,293	2,137
Western Digital Corp.*	119,210	4,086

Total		19,183

Cosmetics 1.39%

Avon Products, Inc.	194,316	6,193
Estee Lauder Cos., Inc. (The) Class A	45,393	1,627

Total		7,820

Diversified Financial Services 1.53%

Capital One Financial Corp.	101,034	3,768
Lazard Ltd. Class A	124,109	4,824

Total		8,592

Diversified Manufacturing Operations 0.55%

ITT Corp.	61,394	3,075

Diversified Retail 12.02%

Abercrombie & Fitch Co. Class A	125,142	4,041
Advance Auto Parts, Inc.	58,864	2,490
American Eagle Outfitters, Inc.	254,998	3,442
Bed Bath & Beyond, Inc.*	146,654	5,350
CarMax, Inc.*	281,206	4,868
Dick’s Sporting Goods, Inc.*	201,289	4,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2009

Investments	Shares	Value (000)
Diversified Retail (continued)

Dress Barn, Inc. (The)*	177,655	$2,883
GameStop Corp. Class A*	169,081	4,024
Kohl’s Corp.*	78,015	4,025
Limited Brands, Inc.	365,120	5,448
Nordstrom, Inc.	229,544	6,436
O’Reilly Automotive, Inc.*	79,851	3,057
Ross Stores, Inc.	113,351	5,287
TJX Companies, Inc. (The)	218,708	7,862
Urban Outfitters, Inc.*	129,113	3,671

Total		67,395

Education Services 2.01%

Apollo Group, Inc. Class A*	57,017	3,696
DeVry, Inc.	63,808	3,261
Strayer Education, Inc.	20,397	4,306

Total		11,263

Electronic Components 1.13%

Amphenol Corp. Class A	180,746	6,319

Electronic Entertainment 0.95%

Activision Blizzard, Inc.*	230,074	2,671
Electronic Arts, Inc.*	144,716	2,637

Total		5,308

Engineering & Contracting Services 2.49%

Fluor Corp.	94,169	4,982
Jacobs Engineering Group, Inc.*	41,063	1,806
Nalco Holding Co.	263,565	4,718
URS Corp.*	56,694	2,451

Total		13,957

Fertilizers 0.78%

CF Industries Holdings, Inc.	12,366	1,010
Intrepid Potash, Inc.*	143,177	3,363

Total		4,373

Financial Data & Systems 1.76%

Fiserv, Inc.*	119,423	5,762
Moody’s Corp.	151,327	4,122

Total		9,884

Foods 0.50%

Dean Foods Co.*	156,155	2,833

Gas Pipeline 0.38%

EQT Corp.	54,268	2,153

Healthcare Facilities 0.94%

DaVita, Inc.*	101,541	5,251

Healthcare Management Services 1.20%

Emdeon, Inc. Class A*	106,400	1,856
Humana, Inc.*	136,793	4,884

Total		6,740

Healthcare Services 1.54%

Cerner Corp.*	29,039	1,792
Express Scripts, Inc.*	33,389	2,411
McKesson Corp.	78,428	4,459

Total		8,662

Homebuilding 0.48%

NVR, Inc.*	3,993	2,696

Hotel/Motel 1.96%

Marriott International, Inc. Class A	211,978	5,066
Starwood Hotels & Resorts Worldwide, Inc.	199,559	5,943

Total		11,009

Insurance: Life 1.21%

Principal Financial Group, Inc.	239,307	6,796

Luxury Items 0.44%

Tiffany & Co.	67,904	2,470

Machinery: Agricultural 0.24%

AGCO Corp.*	43,690	1,365

Machinery: Industrial 0.53%

Kennametal, Inc.	135,301	2,983

Medical & Dental Instruments & Supplies 1.29%

C.R. Bard, Inc.	25,744	2,074
Kinetic Concepts, Inc.*	84,171	2,689
ResMed, Inc.*	53,546	2,458

Total		7,221

Medical Equipment 0.49%

Thermo Fisher Scientific, Inc.*	61,197	2,767

Medical Services 1.41%

Covance, Inc.*	68,805	3,654
Quest Diagnostics, Inc.	78,656	4,244

Total		7,898

Metal Fabricating 1.12%

Precision Castparts Corp.	68,691	6,270

Metals & Minerals: Diversified 0.15%

Cliffs Natural Resources, Inc.	32,693	827

Miscellaneous: Consumer Staples 0.54%

Energizer Holdings, Inc.*	46,031	3,012

Offshore Drilling & Other Services 1.50%

Atwood Oceanics, Inc.*	88,553	2,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2009

Investments	Shares	Value (000)
Offshore Drilling & Other Services (continued)

Diamond Offshore Drilling, Inc.	65,838	$5,887

Total		8,409

Oil: Crude Producers 2.83%

Cabot Oil & Gas Corp.	74,161	2,614
Continental Resources, Inc.*	75,239	2,656
Petrohawk Energy Corp.*	129,130	2,780
Range Resources Corp.	94,382	4,565
Southwestern Energy Co.*	88,196	3,251

Total		15,866

Oil Well Equipment & Services 2.38%

Cameron International Corp.*	161,654	5,773
Oceaneering International, Inc.*	90,335	4,713
Smith International, Inc.	104,737	2,887

Total		13,373

Pharmaceuticals 2.88%

AmerisourceBergen Corp.	250,276	5,333
Vertex Pharmaceuticals, Inc.*	106,978	4,002
Warner Chilcott plc Class A (Ireland)*(a)	193,905	3,950
Watson Pharmaceuticals, Inc.*	81,443	2,874

Total		16,159

Producer Durables: Miscellaneous 0.65%

W.W. Grainger, Inc.	41,642	3,642

Production Technology Equipment 1.37%

Lam Research Corp.*	141,026	4,329
Varian Semiconductor Equipment Associates, Inc.*	109,534	3,348

Total		7,677

Railroads 0.90%

Kansas City Southern*	210,918	5,041

Real Estate 0.54%

CB Richard Ellis Group, Inc. Class A*	256,039	3,032

Real Estate Investment Trusts 0.80%

Simon Property Group, Inc.	70,399	4,479

Scientific Instruments: Control & Filter 1.00%

Parker Hannifin Corp.	59,458	2,893
Roper Industries, Inc.	56,817	2,692

Total		5,585

Scientific Instruments: Electrical 0.25%

AMETEK, Inc.	45,127	1,421

Scientific Instruments: Gauges & Meters 0.75%

Agilent Technologies, Inc.*	115,088	2,955
Itron, Inc.*	23,380	1,281

Total		4,236

Securities Brokerage & Services 1.06%

IntercontinentalExchange, Inc.*	52,309	4,907
NASDAQ OMX Group, Inc. (The)*	46,420	1,019

Total		5,926

Semiconductors & Components 7.90%

Altera Corp.	165,628	3,182
Analog Devices, Inc.	123,101	3,478
Atheros Communications, Inc.*	132,266	3,656
Avago Technologies Ltd. (Singapore)*(a)	44,400	808
Avnet, Inc.*	131,676	3,509
Broadcom Corp. Class A*	138,473	3,940
Cypress Semiconductor Corp.*	264,762	2,679
Intersil Corp. Class A	216,116	3,198
Linear Technology Corp.	145,931	3,877
Marvell Technology Group Ltd.*	197,302	3,009
Microchip Technology, Inc.	87,342	2,319
ON Semiconductor Corp.*	657,072	5,303
Silicon Laboratories, Inc.*	118,994	5,359

Total		44,317

Steel 0.45%

United States Steel Corp.	57,582	2,521

Textiles Apparel & Shoes 1.69%

Carter’s, Inc.*	130,329	3,279
Coach, Inc.	144,355	4,084
Polo Ralph Lauren Corp. Class A	31,821	2,112

Total		9,475

Tobacco 0.67%

Lorillard, Inc.	51,411	3,741

Transportation: Miscellaneous 0.93%

Expeditors International of Washington, Inc.	160,159	5,231

Truckers 1.66%

C.H. Robinson Worldwide, Inc.	30,671	1,726
Con-way, Inc.	115,118	4,807
J.B. Hunt Transport Services, Inc.	99,327	2,784

Total		9,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2009

Investments	Shares	Value (000)
Utilities: Electrical 0.41%

PPL Corp.	78,650	$2,312

Utilities: Miscellaneous 0.42%

Ormat Technologies, Inc.	65,312	2,355

Wholesale & International Trade 0.63%

LKQ Corp.*	203,400	3,531

Total Common Stocks (cost $485,358,450)		559,443

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.47%
Repurchase Agreement
Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $2,710,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $2,708,645; proceeds: $2,654,144 (cost $2,654,143)	$2,654	2,654

Total Investments in Securities 100.21% (cost $488,012,593)		562,097

Liabilities in Excess of Other Assets (0.21%)		(1,200)

Net Assets 100.00%		$560,897

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 97.41%

Aerospace 4.18%
AAR Corp.*	988,564	$16,815
Curtiss-Wright Corp.(a)	2,460,651	80,143
Moog, Inc. Class A*	888,862	25,759

Total		122,717

Air Transportation 2.21%

Atlas Air Worldwide Holdings, Inc.*	872,200	21,753
Bristow Group, Inc.*(a)	1,470,644	42,943

Total		64,696

Auto Parts 1.74%

Autoliv, Inc. (Sweden)(b)	868,300	27,846
WABCO Holdings, Inc.	1,213,900	23,149

Total		50,995

Auto Services 0.87%

Cooper Tire & Rubber Co.	1,784,200	25,478

Banks: Diversified 6.87%

BancorpSouth, Inc.	495,000	11,385
City National Corp.	747,600	29,530
Columbia Banking System, Inc.	773,772	12,698
Cullen/Frost Bankers, Inc.	837,700	41,282
Danvers Bancorp, Inc.	323,118	4,155
First Horizon National Corp.*	1,060,017	14,183
PacWest Bancorp	854,500	16,842
Signature Bank*	510,274	15,492
SVB Financial Group*	722,100	28,703
Texas Capital Bancshares, Inc.*	1,638,454	27,116

Total		201,386

Beverage: Brewers & Distillers 0.71%

Boston Beer Co., Inc. (The) Class A*(a)	521,539	20,731

Biotechnology 2.57%

Cypress Bioscience, Inc.*	1,700,800	11,838
Onyx Pharmaceuticals, Inc.*	949,118	30,438
OSI Pharmaceuticals, Inc.*	990,200	33,092

Total		75,368

Building Materials 0.98%

Quanex Building Products Corp.(a)	2,126,423	28,643

Building: Roofing, Wallboard & Plumbing 0.22%

Beacon Roofing Supply, Inc.*	383,890	6,457

Chemical: Diversified 1.93%

Arch Chemicals, Inc.	1,178,459	34,435
Polypore International, Inc.*	1,959,058	22,274

Total		56,709

Commercial Finance & Mortgage Companies 1.84%

Financial Federal Corp.(a)	2,305,048	53,984

Commercial Services 1.22%

MAXIMUS, Inc.	518,800	21,608
TrueBlue, Inc.*	1,040,957	14,157

Total		35,765

Commercial Services: Rental & Leasing 1.38%

GATX Corp.	1,293,450	35,479
United Rentals, Inc.*	538,804	4,952

Total		40,431

Communications Technology 3.12%

Anixter International, Inc.*	1,296,302	45,474
Comtech Telecommunications Corp.*	887,161	30,181
QLogic Corp.*	1,011,100	15,986

Total		91,641

Computer Services, Software & Systems 1.21%

Rovi Corp.*	1,166,752	35,516

Construction 0.57%

Granite Construction, Inc.	517,000	16,596

Consumer Lending 0.63%

MGIC Investment Corp.*	2,288,400	18,605

Containers & Packaging 2.47%

AptarGroup, Inc.	757,000	26,026
Greif, Inc. Class A	594,387	29,446
Silgan Holdings, Inc.	350,277	17,030

Total		72,502

Diversified Financial Services 0.28%

Raymond James Financial, Inc.	360,700	8,206

Diversified Manufacturing Operations 1.62%

A.M. Castle & Co.	1,015,711	11,183
Carlisle Cos., Inc.	1,099,370	36,268

Total		47,451

Diversified Materials & Processing 4.40%

Hexcel Corp.*	4,602,329	50,073
Koppers Holdings, Inc.(a)	1,511,900	41,275
Rogers Corp.*(a)	1,447,735	37,786

Total		129,134

Diversified Retail 5.35%

AnnTaylor Stores Corp.*	1,511,500	21,282
Big Lots, Inc.*	1,380,700	35,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2009

Investments	Shares	Value (000)
Diversified Retail (continued)

Children’s Place Retail Stores, Inc. (The)*	800,500	$24,279
Dress Barn, Inc. (The)*	1,533,761	24,893
Genesco, Inc.*	682,294	14,942
Gymboree Corp. (The)*	335,524	15,028
MSC Industrial Direct Co., Inc. Class A	436,100	17,230
Rush Enterprises, Inc. Class A*	300,000	4,203

Total		156,954

Drug & Grocery Store Chains 0.85%

Casey’s General Stores, Inc.	264,346	7,336
Ruddick Corp.	230,146	6,113
Susser Holdings Corp.*(a)	1,066,952	11,448

Total		24,897

Electronic Components 1.27%

ScanSource, Inc.*(a)	1,330,731	37,247

Electronics 0.63%

II-VI, Inc.*	690,000	18,464

Financial Data & Systems 1.05%

Jack Henry & Associates, Inc.	1,326,700	30,925

Foods 2.55%

Herbalife Ltd.	455,700	13,799
NBTY, Inc.*	1,406,031	52,108
Smithfield Foods, Inc.*	733,628	9,002

Total		74,909

Forms & Bulk Printing Services 0.29%

Bowne & Co., Inc.	1,214,500	8,502

Healthcare Management Services 1.86%

Centene Corp.*	1,608,700	27,847
Healthspring, Inc.*	2,019,000	26,711

Total		54,558

Healthcare Services 1.78%

Gentiva Health Services, Inc.*	724,100	15,966
Odyssey HealthCare, Inc.*(a)	2,810,400	36,198

Total		52,164

Insurance: Multi-Line 1.60%

HCC Insurance Holdings, Inc.	569,700	15,063
Max Capital Group Ltd.	1,553,080	31,776

Total		46,839

Luxury Items 1.68%

Fossil, Inc.*	1,940,200	49,242

Machinery: Construction & Handling 0.20%

Astec Industries, Inc.*	230,500	5,839

Machinery: Industrial 3.65%
EnPro Industries, Inc.*(a)	1,055,900	22,723
Kennametal, Inc.	1,506,800	33,225
Nordson Corp.	518,612	27,787
Tennant Co.	72,974	1,866
Woodward Governor Co.	1,021,300	21,437

Total		107,038

Medical & Dental Instruments & Supplies 1.51%
Invacare Corp.	1,182,000	25,602
Teleflex, Inc.	412,614	18,691

Total		44,293

Medical Equipment 0.91%

Greatbatch, Inc.*(a)	1,234,800	26,585

Metal Fabricating 2.48%

Kaydon Corp.	604,300	20,172
Reliance Steel & Aluminum Co.	1,422,600	52,551

Total		72,723

Metals & Minerals: Diversified 1.53%

Brush Engineered Materials, Inc.*	607,429	13,473
Chicago Bridge & Iron Co. NV (Netherlands)(b)	1,993,100	31,371

Total		44,844

Oil: Crude Producers 2.17%

Arena Resources, Inc.*	735,800	22,501
Comstock Resources, Inc.*	585,600	20,689
Forest Oil Corp.*	782,200	12,296
Goodrich Petroleum Corp.*	342,423	8,198

Total		63,684

Oil Well Equipment & Services 1.96%

Key Energy Services, Inc.*	1,411,956	10,095
Lufkin Industries, Inc.	451,100	19,961
Superior Energy Services, Inc.*	1,500,098	27,347

Total		57,403

Paints & Coatings 1.13%

Ferro Corp.(a)	4,213,300	33,201

Pharmaceuticals 0.25%

Watson Pharmaceuticals, Inc.*	212,200	7,489

Railroads 2.27%

Genesee & Wyoming, Inc. Class A*	815,826	25,601
Kansas City Southern*	1,710,000	40,869

Total		66,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2009

Investments	Shares	Value (000)
Real Estate Investment Trusts 1.89%

Alexandria Real Estate Equities, Inc.	506,500	$28,217
Entertainment Properties Trust	532,100	16,687
LaSalle Hotel Properties	639,439	10,583

Total		55,487

Restaurants 0.50%

Brinker International, Inc.	1,003,700	14,614

Scientific Instruments: Control & Filter 0.88%

Donaldson Co., Inc.	552,400	20,754
Robbins & Myers, Inc.	222,556	5,168

Total		25,922

Scientific Instruments: Electrical 2.61%

Baldor Electric Co.	1,934,998	54,315
EnerSys*	300,624	5,979
Littelfuse, Inc.*	649,261	16,258

Total		76,552

Scientific Instruments: Gauges & Meters 0.69%

Itron, Inc.*	367,667	20,144

Scientific Instruments: Pollution Control 0.25%

Waste Connections, Inc.*	269,018	7,358

Securities Brokerage & Services 0.89%

KBW, Inc.*	914,100	26,162

Shipping 2.39%

Kirby Corp.*	1,300,000	48,165
UTi Worldwide, Inc.*	1,712,200	22,002

Total		70,167

Steel 1.17%

Commercial Metals Co.	1,280,000	21,670
Schnitzer Steel Industries, Inc.	234,250	12,652

Total		34,322

Technology: Miscellaneous 1.32%

Plexus Corp.*	1,536,854	38,698

Telecommunications Equipment 0.58%

Arris Group, Inc.*	1,287,300	17,070

Transportation: Miscellaneous 0.83%

Hub Group, Inc. Class A*	1,111,705	24,380

Truckers 1.54%

Heartland Express, Inc.	2,617,514	37,064
Knight Transportation, Inc.	501,000	8,261

Total		45,325

Utilities: Electrical 1.57%

Otter Tail Corp.	1,375,000	32,436
Westar Energy, Inc.	659,144	13,526

Total		45,962

Utilities: Gas Distributors 2.31%

New Jersey Resources Corp.	466,800	17,155
Northwest Natural Gas Co.	390,660	16,447
Piedmont Natural Gas Co., Inc.	829,546	19,926
UGI Corp.	556,900	14,207

Total		67,735

Total Common Stocks (cost $2,663,690,828)		2,857,179

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.41%

Repurchase Agreement

Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $102,015,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $101,963,993; proceeds: $99,962,987 (cost $99,962,959)	$99,963	99,963

Total Investments in Securities 100.82% (cost $2,763,653,787)		2,957,142

Liabilities in Excess of Other Assets (0.82%)		(23,940)

Net Assets 100.00%		$2,933,202

*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds: Lord Abbett Capital Structure Fund (“Capital Structure Fund,” formerly, America’s Value Fund), Lord Abbett Classic Stock Fund (“Classic Stock Fund,” formerly, Large Cap Core Fund), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”) (each, a “Fund” and collectively, the “Funds”). Effective July 1, 2009, America’s Value Fund changed its name to Capital Structure Fund and Large Cap Core Fund changed its name to Classic Stock Fund.

Capital Structure Fund’s investment objective is to seek current income and capital appreciation. Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of Capital Structure Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)	Fair Value Measurements-In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”), fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

Notes to Schedule of Investments (unaudited)(continued)

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing each Fund’s investments carried at value:

	Capital Structure Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$735,622,023	$—	$1,278,938	$736,900,961
Convertible Bonds	—	129,063,344	—	129,063,344
Convertible Preferred Stocks	35,134,000	33,623,750	—	68,757,750
Floating Rate Loan	—	3,178,312	—	3,178,312
Foreign Common Stocks	45,639,655	—	—	45,639,655
Government Sponsored Enterprises Pass-Throughs	—	13,987,258	—	13,987,258
High Yield Corporate Bonds	—	330,196,535	—	330,196,535
Non-Convertible Preferred Stock	244,600	—	—	244,600
Repurchase Agreement	—	15,145,160	—	15,145,160

Total	$816,640,278	$525,194,359	$1,278,938	$1,343,113,575

	Classic Stock Fund			Growth Opportunities Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$947,936	$—	$947,936	$559,443	$—	$559,443
Repurchase Agreement	—	6,589	6,589	—	2,654	2,654

Total	$947,936	$6,589	$954,525	$559,443	$2,654	$562,097

	Small Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$2,857,179	$—	$2,857,179
Repurchase Agreement	—	99,963	99,963

Total	$2,857,179	$99,963	$2,957,142

*	See Schedule of Investments for values in each industry.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Capital Structure Fund
Investment Type	Balance as of December 1, 2008	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of Level 3	Balance as of August 31, 2009
Common Stock	$—	$—	$—	$—	$1,278,938	$—	$1,278,938

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL TAX INFORMATION

As of August 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Capital Structure Fund	Classic Stock Fund
Tax cost	$1,408,239,216	$898,168,817

Gross unrealized gain	78,713,408	117,886,841
Gross unrealized loss	(143,839,049)	(61,530,168)

Net unrealized security gain (loss)	$(65,125,641)	$56,356,673

	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$488,878,937	$2,771,629,061

Gross unrealized gain	98,483,656	371,509,625
Gross unrealized loss	(25,265,851)	(185,997,141)

Net unrealized security gain	$73,217,805	$185,512,484

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the period ended August 31, 2009:

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2009	Value at 8/31/2009	Net Realized Gain (Loss) 12/1/2008 to 8/31/2009 (a)	Dividend Income 12/1/2008 to 8/31/2009 (a)
AAR Corp. (b)	2,331,364	—	(1,342,800)	988,564	$—	$(2,982,617)	$—
Anixter International, Inc.(b)	2,115,002	45,000	(863,700)	1,296,302	—	(10,216,796)	—
Boston Beer Co., Inc. (The) Class A(c)	412,739	134,200	(25,400)	521,539	20,731,175	(116,551)	—
Bristow Group, Inc.(c)	1,297,046	198,797	(25,199)	1,470,644	42,942,805	(369,482)	—
Carlisle Cos., Inc. (b)	3,652,970	—	(2,553,600)	1,099,370	—	(9,145,084)	—
Curtiss-Wright Corp.	2,982,655	17,400	(539,404)	2,460,651	80,143,403	(6,770,023)	712,877
EnPro Industries, Inc.(c)	306,300	749,600	—	1,055,900	22,722,968	—	—
Ferro Corp.(c)	—	4,213,300	—	4,213,300	33,200,804	—	—
Financial Federal Corp.	2,266,148	38,900	—	2,305,048	53,984,224	—	1,037,272
Greatbatch, Inc.(c)	—	1,234,800	—	1,234,800	26,585,244	—	—
Koppers Holdings, Inc.	1,141,000	590,200	(219,300)	1,511,900	41,274,870	658,228	855,125
Odyssey Healthcare, Inc.	2,925,000	—	(114,600)	2,810,400	36,197,952	(147,411)	—
Quanex Building Products Corp.	2,467,229	34,594	(375,400)	2,126,423	28,642,918	(587,138)	225,164
Rogers Corp.	1,604,535	6,600	(163,400)	1,447,735	37,785,884	(4,949,197)	—
ScanSource, Inc.	2,167,999	—	(837,268)	1,330,731	37,247,161	(2,170,216)	—
Skilled Healthcare Group, Inc. Class A(b)	1,797,300	—	(1,797,300)	—	—	(5,708,468)	—
Susser Holdings Corp.	1,093,152	—	(26,200)	1,066,952	11,448,395	(91,333)	—

Total					$472,907,803	$(42,596,088)	$2,830,438

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	No longer an affiliated issuer as of August 31, 2009.
(c)	Not an affiliated issuer as of November 30, 2008.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer and Chairman

Date: October 27, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer and Chairman

Date: October 27, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: October 27, 2009